UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 02628

Exact name of registrant as specified in charter: Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Money Market Fund
The fund's portfolio
6/30/07 (Unaudited)

COMMERCIAL PAPER (53.5%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (40.2%)
Aegis Finance, LLC	5.320	7/2/07	$25,000,000	$24,996,313
Aegis Finance, LLC	5.303	7/3/07	25,000,000	24,992,667
Amstel Funding Corp.	5.313	8/2/07	23,000,000	22,892,871
Aquifer Funding, LLC	5.313	7/6/07	32,000,000	31,976,489
Atlantic Asset Securitization, LLC	5.352	9/27/07	6,600,000	6,514,816
Atlantic Asset Securitization, LLC	5.338	8/15/07	23,000,000	22,847,625
Atlantic Asset Securitization, LLC	5.325	7/16/07	13,665,000	13,634,823
Atlantic Asset Securitization, LLC	5.323	7/13/07	32,000,000	31,943,467
Atlantic Asset Securitization, LLC	5.323	7/11/07	30,000,000	29,955,833
BA Credit Card Trust Emerald Notes	5.360	9/12/07	28,000,000	27,699,078
BA Credit Card Trust Emerald Notes	5.330	9/5/07	8,000,000	7,922,707
BA Credit Card Trust Emerald Notes	5.325	8/28/07	18,000,000	17,847,460
BA Credit Card Trust Emerald Notes	5.315	8/6/07	10,000,000	9,947,550
BA Credit Card Trust Emerald Notes	5.311	8/14/07	32,000,000	31,795,058
CHARTA, LLC	5.321	7/12/07	20,000,000	19,967,917
CHARTA, LLC	5.314	7/2/07	26,000,000	25,996,179
CHARTA, LLC	5.313	7/9/07	30,000,000	29,964,867
Citibank Credit Card Issuance Trust Dakota Notes	5.321	8/24/07	23,000,000	22,818,875
Citibank Credit Card Issuance Trust Dakota Notes	5.320	7/9/07	12,415,000	12,400,516
Citigroup	5.333	7/26/07	49,300,000	49,118,549
Citigroup	5.332	8/31/07	45,500,000	45,096,011
Citius II Funding, LLC	5.336	8/30/07	15,487,000	15,350,972
Citius II Funding, LLC	5.330	8/27/07	26,000,000	25,783,463
Citius II Funding, LLC	5.320	8/16/07	25,000,000	24,832,292
Citius II Funding, LLC	5.328	8/7/07	45,191,000	44,945,764
Citius II Funding, LLC	5.328	7/2/07	18,700,000	18,697,257
Countrywide Financial Corp.	5.359	7/16/07	26,000,000	25,942,150
Countrywide Financial Corp.	5.358	7/27/07	19,250,000	19,175,898
CRC Funding, LLC	5.357	9/7/07	35,000,000	34,649,611
Curzon Funding, LLC	5.336	11/29/07	34,945,000	34,183,544
Falcon Asset Securitization Corp.	5.342	7/26/07	34,094,000	33,968,042
Falcon Asset Securitization Corp.	5.323	8/13/07	9,149,000	9,091,300
Gotham Funding Corp.	5.334	7/18/07	17,746,000	17,701,502
Govco, Inc.	5.333	9/24/07	18,000,000	17,776,450
Grampian Funding, LLC	5.360	12/18/07	20,000,000	19,507,000
Grampian Funding, LLC	5.360	7/24/07	25,000,000	24,914,708
Grampian Funding, LLC	5.312	8/17/07	30,000,000	29,795,746
Klio II Funding Corp.	5.340	9/10/07	38,216,000	37,818,798
Klio II Funding Corp.	5.340	7/17/07	39,568,000	39,475,414
Klio II Funding Corp.	5.318	7/20/07	35,000,000	34,903,021
Park Avenue Receivables Corp.	5.353	8/20/07	15,000,000	14,889,375
Park Avenue Receivables Corp.	5.333	7/25/07	30,000,000	29,893,800
Park Granada, LLC	5.328	9/4/07	30,700,000	30,411,207
Park Granada, LLC	5.321	7/5/07	29,000,000	28,983,019
Park Granada, LLC	5.319	7/31/07	30,000,000	29,868,250
Park Granada, LLC	5.316	7/30/07	25,000,000	24,894,875
Stratford Receivables Co., LLC	5.411	7/11/07	25,000,000	24,962,500
Stratford Receivables Co., LLC	5.353	8/2/07	22,000,000	21,895,964
Stratford Receivables Co., LLC	5.348	7/23/07	20,000,000	19,934,978
Stratford Receivables Co., LLC	5.348	7/19/07	15,000,000	14,960,100
Stratford Receivables Co., LLC	5.316	7/2/07	20,000,000	19,997,064
Three Rivers Funding Corp.	5.324	7/12/07	20,000,000	19,967,611
Working Capital Management Co., L.P.	5.363	7/25/07	25,000,000	24,911,000
Working Capital Management Co., L.P.	5.320	7/6/07	30,000,000	29,977,917
				1,354,390,263

Foreign (13.3%)
Bank of Ireland (Ireland)	5.344	8/6/07	23,000,000	22,880,285
Barclays U.S. Funding Corp. (United Kingdom)	5.311	8/3/07	18,000,000	17,913,540
COFCO Capital Corp. (Rabobank Nederland (Letter
of credit (LOC) (Netherlands))	5.341	7/12/07	25,100,000	25,059,199
Citius I Funding, LLC (United Kingdom)	5.339	7/13/07	14,565,000	14,539,414
Citius I Funding, LLC (United Kingdom)	5.329	7/10/07	30,000,000	29,960,550
HBOS Treasury Services PLC (United Kingdom)	5.323	8/27/07	37,800,000	37,485,788
HSBC Finance Corp. (United Kingdom)	5.321	7/18/07	23,000,000	22,942,979
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.268	12/14/07	71,700,000	70,007,553
ING America Insurance Holdings (Netherlands)	5.330	9/17/07	10,955,000	10,830,150
Societe Generale (France)	5.335	9/10/07	5,300,000	5,244,914
Swedbank Mortgage AB (Sweden)	5.310	8/22/07	23,000,000	22,825,916
Tulip Funding Corp. (Netherlands)	5.313	7/5/07	45,000,000	44,973,550
UBS Finance (Delaware), LLC (Switzerland)	5.298	7/6/07	20,000,000	19,985,500
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.350	11/27/07	16,400,000	16,044,996
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.355	8/6/07	30,000,000	29,843,550
Westpac Securities NZ, Ltd. (Australia)	5.343	8/21/07	14,900,000	14,788,337
Westpac Securities NZ, Ltd. (Australia)	5.341	11/30/07	20,000,000	19,560,889
Westpac Securities NZ, Ltd. (Australia)	5.334	11/26/07	22,000,000	21,530,141
				446,417,251

Total commercial paper (cost $1,800,807,514)				$1,800,807,514

CERTIFICATES OF DEPOSIT (19.9%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (2.0%)

Bank of America, N.A. Ser. BN	5.320	8/29/07	$30,400,000	$30,400,000
SunTrust Bank FRN, Ser. CD	5.265	9/14/07	15,000,000	14,999,039
Washington Mutual Bank FA Ser. CD	5.750	7/5/07	23,500,000	23,500,505
				68,899,544

Foreign (17.9%)
Bank of Montreal FRN, Ser. YCD (Canada)	5.420	3/18/08	18,000,000	18,010,957
Bank of Nova Scotia FRN, Ser. YCD (Canada)	5.265	12/31/07	66,000,000	65,992,594
Barclays Bank PLC Ser. YCD (United Kingdom)	5.410	6/2/08	21,000,000	21,000,000
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.281	3/17/08	25,000,000	24,997,563
Calyon FRN, Ser. YCD (France)	5.300	9/13/07	25,000,000	24,998,611
Calyon FRN, Ser. YCD (France)	5.271	4/2/08	22,000,000	21,996,121
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada) (M)	5.320	12/23/10	31,000,000	31,000,000
Credit Suisse New York FRN, Ser. MTN (Switzerland)	5.300	8/1/07	32,000,000	32,000,123
Credit Suisse New York FRN, Ser. YCD (Switzerland)	5.305	9/24/07	37,000,000	37,001,267
Deutsche Bank AG FRN, Ser. YCD (Germany)	5.400	4/24/08	23,000,000	22,996,035
Mitsubishi UFJ Trust and Banking Corp. Ser. YCD (Japan)	5.320	8/28/07	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking Corp. Ser. YCD (Japan)	5.320	8/3/07	14,500,000	14,500,000
Mitsubishi UFJ Trust and Banking Corp. Ser. YCD (Japan)	5.320	7/30/07	25,000,000	25,000,099
Natixis Ser. YCD (France)	5.430	7/1/08	45,400,000	45,400,000
Natixis Ser. YCD (France)	5.370	5/22/08	30,000,000	30,000,000
Royal Bank of Canada FRN, Ser. YCD (Canada)	5.265	3/24/08	31,600,000	31,595,402
Societe Generale FRN, Ser. YCD (France)	5.365	11/27/07	40,000,000	40,000,000
Societe Generale Ser. ECD (France) (acquired 1/18/07,
cost $25,999,435) (RES)	5.320	7/9/07	26,000,000	25,999,786
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.265	10/4/07	19,000,000	18,999,021
Swedbank FRN, Ser. YCD (Sweden)	5.270	4/3/08	20,600,000	20,596,163
UniCredito Italiano SpA FRN, Ser. YCD (Italy)	5.310	5/2/08	30,000,000	29,999,926
				602,083,668

Total certificates of deposit (cost $670,983,212)				$670,983,212

CORPORATE BONDS AND NOTES (19.9%)(a)

	Yield (%)	Maturity Date	Principal amount	Value

Domestic (5.0%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN (M)	5.320	3/10/15	$20,000,000	$20,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN (M)	5.350	6/27/13	15,400,000	15,400,000
Merrill Lynch & Co., Inc. FRN, Ser. C (M)	5.330	9/15/10	14,500,000	14,500,000
Merrill Lynch & Co., Inc. sr. notes FRN, Ser. MTN (M)	5.300	8/24/11	30,000,000	30,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN (M)	5.300	4/17/12	26,650,000	26,650,000
Morgan Stanley Dean Witter & Co. sr. notes FRN, Ser. F	5.385	4/25/08	20,000,000	20,007,946
Prudential Financial, Inc. FRN, Ser. MTN	5.365	4/23/08	22,000,000	22,000,000
Wachovia Corp. sr. notes FRN	5.435	7/20/07	20,000,000	20,001,148
				168,559,094

Foreign (14.9%)
Banco Espanol de Credito SA 144A sr. unsub. notes FRN
(Spain) (M)	5.335	4/18/12	19,000,000	19,000,000
Banco Santander Totta SA 144A bank guaranty FRN
(Portugal) (M)	5.320	3/7/12	29,200,000	29,200,000
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN
(Ireland) (M)	5.320	10/20/10	23,000,000	23,000,000
BNP Paribas 144A FRN (France) (M)	5.350	5/19/11	20,000,000	20,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France) (M)	5.327	5/10/12	27,000,000	27,000,000
Calyon bank guaranty Ser. MTN (France)	5.425	5/9/08	27,000,000	27,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.330	3/22/12	31,000,000	31,000,000
Credit Aqricole S.A. 144A FRN (France) (M)	5.325	7/22/11	26,000,000	26,000,000
Danske Bank A/S 144A FRN (Denmark) (M)	5.290	3/20/13	19,000,000	19,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.320	5/25/11	31,000,000	31,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN* (United
Kingdom) (M)	5.310	2/9/11	25,000,000	25,000,000
HSBC Finance Corp. FRN, Ser. MTN (United Kingdom)	5.390	10/4/07	15,000,000	15,002,603
HSBC USA, Inc. sr. unsec. notes FRN, Ser. EXT (United
Kingdom) (M)	5.320	12/15/11	36,000,000	36,000,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom) (M)	5.320	6/5/12	27,500,000	27,500,000
National Australia Bank 144A FRB (Australia) (M)	5.310	3/7/11	11,000,000	11,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.330	8/11/10	20,000,000	20,000,000
Societe Generale 144A unsec. notes FRN Ser. MTN
(France) (M)	5.310	11/2/10	15,000,000	15,000,000
UniCredito Italiano Bank (Ireland) PLC 144A bank
guaranty FRN (Italy) (M)	5.340	5/10/12	23,000,000	23,000,000
Westpac Banking Corp. dep. notes FRN (Australia)	5.320	12/7/07	31,000,000	30,998,287
Westpac Banking Corp. 144A FRN (Australia) (M)	5.310	2/16/11	24,000,000	24,000,000
Westpac Banking Corp. 144A FRN (Australia) (M)	5.300	12/6/11	21,000,000	21,000,000
				500,700,890

Total corporate bonds and notes (cost $669,259,984)				$669,259,984

PROMISSORY NOTES (1.8%)(a)

	Yield (%)	Maturity Date	Principal amount	Value

Goldman Sachs Group, Inc. (The) (acquired 4/10/07,
cost $30,000,000) (RES)	5.350	4/10/08	$30,000,000	$30,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired
02/28/07, cost $30,000,000) (RES)	5.330	11/23/07	30,000,000	30,000,000

Total promissory notes (cost $60,000,000)				$60,000,000

MUNICIPAL BONDS AND NOTES (1.4%)(a)

	Yield (%)	Maturity Date	Rating (RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
(Multi-Fam.), Ser. B-1, Class II, MBIA (DEPFA Bank PLC
(LOC) (M)	5.350	10/1/44	VMIG1	$18,590,000	$18,590,000
(Single Fam.), Ser. A-1, Class I (Dexia Credit Local
(LOC) (M)	5.350	11/1/34	VMIG1	15,740,000	15,740,000
(Single Fam. Mtge.), Ser. B-2 (JPMorgan Chase Bank
(LOC) (M)	5.350	11/1/33	VMIG1	12,835,000	12,835,000

Total municipal bonds and notes (cost $47,165,000)					$47,165,000

ASSET-BACKED SECURITIES (0.9%)(a) (cost $29,700,138)

	Yield (%)	Maturity Date		Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRB Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.350	12/28/18		$29,700,138	$29,700,138

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.8%)(a) (cost $26,000,000)

	Yield (%)	Maturity Date		Principal amount	Value

Fannie Mae notes	5.300	1/8/08		$26,000,000	$26,000,000

SHORT-TERM INVESTMENTS (2.3%)(a) (cost $77,504,070)
				Shares	Value

Putnam Prime Money Market Fund (e)				77,504,070	$77,504,070

TOTAL INVESTMENTS

Total investments (cost $3,381,419,918) (b)					$3,381,419,918

NOTES

(a) Percentages indicated are based on net assets of $3,367,432,767.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2007 was $85,999,786 or 2.6% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day.Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,615,964 for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,280,402,185 and $1,377,398,115, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

MBIA represents MBIA Insurance Company.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007: (as a percentage of Portfolio Value)

Australia	4.2%
Belgium	2.1
Canada	4.3
Cayman Islands	0.9
Denmark	0.6
France	10.0
Germany	0.7
Ireland	1.4
Italy	2.9
Japan	1.8
Netherlands	2.4
Norway	0.9
Portugal	0.9
Spain	0.6
Sweden	2.4
Switzerland	2.6
United Kingdom	8.0
United States	53.3

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007